INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
INCOME TAXES
Income tax expenses	$ 42	$ 50
Unrecognized tax benefits which, if recognized, would impact effective tax rate	35
Interest and penalties related to accrued liabilities for uncertain tax positions, recognized	0.2
Total accrued interest and penalties on unrecognized tax benefits	10
Unrecognized federal and state tax benefits and reserves for interest and penalties, which may decrease in the next 12 months	9
Continuing operations
INCOME TAXES
Income tax expenses	1
Unrecognized tax benefits which, if recognized, would impact effective tax rate	34
Interest and penalties related to accrued liabilities for uncertain tax positions, recognized	0.1
Total accrued interest and penalties on unrecognized tax benefits	11
Discontinued operations
INCOME TAXES
Unrecognized tax benefits which, if recognized, would impact effective tax rate	1
Interest and penalties related to accrued liabilities for uncertain tax positions, recognized	0.1
Total accrued interest and penalties on unrecognized tax benefits	$ (1)